Other liabilities	12 Months Ended
Dec. 31, 2022
Miscellaneous liabilities [abstract]
Other liabilities	Other liabilities

€ in thousand	As at December 31,
	2022	2021
Deferred income	5,519	4,966
Other financial liabilities	32	44
Miscellaneous liabilities	88	8
OTHER LIABILITIES	5,639	5,019
Less non-current portion	(116)	(69)
CURRENT PORTION	5,523	4,950
As at December 31, 2022 deferred income mainly included conditional advances from government enterprise grants in Scotland, whereas as at December 31, 2021 deferred income mainly included a conditional advance payment from CEPI (see Note 5.8).